UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Consumer Discretionary — 15.9%
	Auto Components — 0.9%
3,213	BorgWarner, Inc.	161,383

	Distributors — 0.8%
1,628	Genuine Parts Co.	146,300

	Hotels, Restaurants & Leisure — 1.7%
3,074	Hilton Worldwide Holdings, Inc.	242,126
518	Marriott International, Inc., Class A	70,457

		312,583

	Household Durables — 2.5%
1,463	Mohawk Industries, Inc. (a)	339,748
5,070	Newell Brands, Inc.	129,174

		468,922

	Internet & Direct Marketing Retail — 1.1%
1,896	Expedia, Inc.	209,340

	Media — 1.3%
2,198	CBS Corp. (Non-Voting), Class B	112,976
3,136	DISH Network Corp., Class A (a)	118,804

		231,780

	Multiline Retail — 1.9%
3,550	Kohl’s Corp.	232,541
2,331	Nordstrom, Inc.	112,857

		345,398

	Specialty Retail — 3.8%
304	AutoZone, Inc. (a)	197,409
2,733	Best Buy Co., Inc.	191,302
5,188	Gap, Inc. (The)	161,863
1,435	Tiffany & Co.	140,114

		690,688

	Textiles, Apparel & Luxury Goods — 1.9%
1,598	PVH Corp.	241,985
1,012	Ralph Lauren Corp.	113,121

		355,106

	Total Consumer Discretionary	2,921,500

	Consumer Staples — 7.1%
	Beverages — 3.1%
797	Constellation Brands, Inc., Class A	181,763
2,439	Dr Pepper Snapple Group, Inc.	288,754
1,269	Molson Coors Brewing Co., Class B	95,612

		566,129

	Food & Staples Retailing — 1.0%
7,340	Kroger Co. (The)	175,719

	Food Products — 1.1%
2,070	Pinnacle Foods, Inc.	112,012
1,141	Post Holdings, Inc. (a)	86,464

		198,476

	Household Products — 0.5%
1,576	Energizer Holdings, Inc.	93,896

	Personal Products — 1.4%
7,205	Coty, Inc., Class A	131,851
2,617	Edgewell Personal Care Co. (a)	127,748

		259,599

	Total Consumer Staples	1,293,819

	Energy — 5.7%
	Oil, Gas & Consumable Fuels — 5.7%
6,011	Energen Corp. (a)	377,823
6,206	EQT Corp.	294,841
3,434	PBF Energy, Inc., Class A	116,423
10,601	Williams Cos., Inc. (The)	263,538

	Total Energy	1,052,625

	Financials — 22.8%
	Banks — 8.1%
4,040	Citizens Financial Group, Inc.	169,591
8,850	Fifth Third Bancorp	280,974
1,950	First Republic Bank	180,607
9,412	Huntington Bancshares, Inc.	142,126
1,905	M&T Bank Corp.	351,168
4,147	SunTrust Banks, Inc.	282,172
1,412	Zions Bancorp	74,458

		1,481,096

	Capital Markets — 5.6%
1,181	Ameriprise Financial, Inc.	174,719
5,500	Invesco Ltd.	176,045
2,082	Northern Trust Corp.	214,685
2,086	Raymond James Financial, Inc.	186,509
2,619	T. Rowe Price Group, Inc.	282,753

		1,034,711

	Consumer Finance — 1.0%
6,591	Ally Financial, Inc.	178,957

	Insurance — 7.7%
171	Alleghany Corp.	104,841
433	Chubb Ltd.	59,225
4,736	Hartford Financial Services Group, Inc. (The)	243,991
6,763	Loews Corp.	336,339
1,850	Marsh & McLennan Cos., Inc.	152,832
2,677	Progressive Corp. (The)	163,108

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
3,002	Unum Group	142,946
1,311	WR Berkley Corp.	95,313
2,114	XL Group Ltd., (Bermuda)	116,833

		1,415,428

	Mortgage Real Estate Investment Trusts (REITs) — 0.4%
3,091	Starwood Property Trust, Inc.	64,761

	Total Financials	4,174,953

	Health Care — 6.3%
	Health Care Equipment & Supplies — 1.0%
1,578	Zimmer Biomet Holdings, Inc.	172,104

	Health Care Providers & Services — 5.3%
2,055	AmerisourceBergen Corp.	177,194
1,186	Cigna Corp.	198,910
1,779	Henry Schein, Inc. (a)	119,561
586	Humana, Inc.	157,638
988	Laboratory Corp. of America Holdings (a)	159,883
1,348	Universal Health Services, Inc., Class B	159,642

		972,828

	Total Health Care	1,144,932

	Industrials — 7.8%
	Building Products — 0.9%
2,806	Fortune Brands Home & Security, Inc.	165,257

	Electrical Equipment — 2.4%
1,081	Acuity Brands, Inc.	150,509
2,374	AMETEK, Inc.	180,357
906	Hubbell, Inc.	110,290

		441,156

	Industrial Conglomerates — 0.9%
1,547	Carlisle Cos., Inc.	161,482

	Machinery — 2.6%
1,445	IDEX Corp.	205,947
442	Middleby Corp. (The) (a)	54,743
1,487	Snap-on, Inc.	219,396

		480,086

	Trading Companies & Distributors — 1.0%
2,017	MSC Industrial Direct Co., Inc., Class A	185,019

	Total Industrials	1,433,000

	Information Technology — 8.8%
	Communications Equipment — 1.2%
5,578	CommScope Holding Co., Inc. (a)	222,934

	Electronic Equipment, Instruments & Components — 4.3%
2,323	Amphenol Corp., Class A	200,099
2,788	Arrow Electronics, Inc. (a)	214,697
3,027	CDW Corp.	212,795
3,113	Keysight Technologies, Inc. (a)	163,082

		790,673

	Internet Software & Services — 0.6%
2,598	Match Group, Inc. (a)	115,450

	IT Services — 1.0%
1,475	Jack Henry & Associates, Inc.	178,360

	Semiconductors & Semiconductor Equipment — 0.8%
1,598	Analog Devices, Inc.	145,667

	Software — 0.9%
1,881	Synopsys, Inc. (a)	156,582

	Total Information Technology	1,609,666

	Materials — 4.3%
	Chemicals — 0.8%
381	Sherwin-Williams Co. (The)	149,436

	Containers & Packaging — 3.5%
6,879	Ball Corp.	273,184
5,842	Silgan Holdings, Inc.	162,689
3,265	WestRock Co.	209,497

		645,370

	Total Materials	794,806

	Real Estate — 10.6%
	Equity Real Estate Investment Trusts (REITs) — 9.8%
2,098	American Campus Communities, Inc.	81,006
4,115	American Homes 4 Rent, Class A	82,633
1,060	AvalonBay Communities, Inc.	174,300
1,429	Boston Properties, Inc.	176,036
7,330	Brixmor Property Group, Inc.	111,780
475	Essex Property Trust, Inc.	114,213
1,199	Federal Realty Investment Trust	139,268
1,451	HCP, Inc.	33,705
1,921	JBG SMITH Properties	64,743
6,208	Kimco Realty Corp.	89,400

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
5,855	Outfront Media, Inc.	109,721
3,159	Park Hotels & Resorts, Inc.	85,367
4,044	Rayonier, Inc.	142,269
1,590	Regency Centers Corp.	93,804
2,426	Vornado Realty Trust	163,248
3,764	Weyerhaeuser Co.	131,723

		1,793,216

	Real Estate Management & Development — 0.8%
3,245	CBRE Group, Inc., Class A (a)	153,216

	Total Real Estate	1,946,432

	Utilities — 8.1%
	Electric Utilities — 2.6%
2,169	Edison International	138,100
1,108	Westar Energy, Inc.	58,282
6,228	Xcel Energy, Inc.	283,232

		479,614

	Gas Utilities — 0.9%
3,179	National Fuel Gas Co.	163,585

	Multi-Utilities — 4.6%
1,900	CenterPoint Energy, Inc.	52,055
6,200	CMS Energy Corp.	280,818
2,066	Sempra Energy	229,814
4,344	WEC Energy Group, Inc.	272,386

		835,073

	Total Utilities	1,478,272

	Total Common Stocks (Cost $11,378,651)	17,850,005

Short-Term Investment — 2.0%
	Investment Company — 2.0%
369,631	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.54% (b) (l) (Cost $369,631)	369,631

	Total Investments — 99.4% (Cost $11,748,282)	18,219,636
	Other Assets in Excess of Liabilities — 0.6%	102,766

	NET ASSETS — 100.0%	$18,322,402

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of March 31, 2018.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,219,636	$—	$—	$18,219,636

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended March 31, 2018.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
May 23, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
May 23, 2018